UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10533

Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter Ended August 31, 2007

Item 1.     Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST- ARIZONA MUNICIPAL MONEY-MARKET  FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 93.2%		Value

	ARIZONA - 90.9%
$110,000	Arizona HFA for Banner Health, Series A, 3.93%, 1/1/29(a)		$110,000
100,000	Arizona School District TAN, 4.50%, 7/30/08(b)		100,751
100,000	Arizona Tourism & Sports Authority for Multipurpose Stadium, Series A, 3.96%, 7/1/36(a)		100,000
85,000	Apache County IDA for Tucson Electric Power, Series 83A, 3.90%, 12/15/18(a)		85,000
35,000	Apache County IDA for Tucson Electric Power, Series 83B, 3.99%, 12/15/18(a)		35,000
17,000	Apache County IDA for Tucson Electric Power, Series 83C, 3.90%, 12/15/18(a)		17,000
100,000	Apache County IDA for Tucson Electric Power, 3.90%, 12/1/20(a)		100,000
40,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.97%, 10/1/15(a)		40,000
110,000	Coconino PCR for Arizona Public Service Co. Project, 3.98%, 11/1/33(a)		110,000
100,000	Maricopa County IDA MHR for San Remo Apartments Project, 4.00%, 9/15/35(a)		100,000
110,000	Maricopa County IDA FNMA for Las Gardenias Apartments A, 4.00%, 4/15/33(a)		110,000
110,000	McAllister Village for Arizona State University Project, 4.05%, 7/1/45(a)(b)		110,000
110,000	Mesa IDA for Discovery Health, Series B, 3.86%, 1/1/29(a)		110,000
80,000	Phoenix IDA MHR for Paradise Lakes Apartments Project, 3.95%, 7/1/25(a)		80,000
110,000	Phoenix IDR for Del Mar Terrace, 4.00%, 10/1/29(a)		110,000
100,000	Pima County IDA for GNMA MBS Broadway, Series A, 3.99%, 12/1/25(a)		100,000
100,000	Pima County Unified School District for Project of 2004, Series C, 4.00%, 7/1/08(b)		100,275
110,000	Pima County IDR for Tucson Electric Power Co., Series 82 A, 3.99%, 12/1/22(a)		110,000
50,000	Salt River Pima for Indian Community, 4.00%, 10/1/26(a)		50,000
100,000	Scottsdale IDA for Scottsdale Healthcare, Series A, 3.92%, 9/1/30(a)		100,000
20,000	Scottsdale IDA for Scottsdale Healthcare, Series C, 3.92%, 9/1/35(a)		20,000
110,000	Scottsdale IDA for Notre Dame, Series A, 3.96%, 5/1/21(a)		110,000
100,000	Temple IDA for Arizona State University Brickyard Project, Series A, 4.00%, 7/1/34(a)(b)		100,000
130,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series A, 3.59% - 3.97%, 12/1/26(a)		130,000
			2,138,026

	PUERTO RICO - 2.3%
21,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		21,000
33,000	Puerto Rico Highway & Transportation Authority, Series A, 3.9%, 7/1/28(a)		33,000
			54,000

	Total Investments (Cost* $2,192,026)	93.2%	2,192,026
	Other Assets less Liabilities	6.8	160,963
	Net Assets	100.0%	$2,352,989

RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 88.6%		Value

	LOUISIANA - 80.7%
$115,000	East Baton Rouge Parish for Road & Street Improvement, Series B, 3.92%, 8/1/30(a)		$115,000
120,000	Jefferson Parish HRB for East Jefferson General, 3.99%, 7/1/09(a)		120,000
125,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.97%, 11/1/34(a)		125,000
205,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.96%, 10/1/35(a)		205,000
25,000	Louisiana Offshore Term Auth Deepwater Port Rev. for Loop LLC, 3.94%, 9/1/14(a)		25,000
100,000	Louisiana Offshore Term Auth Deepwater Port Rev. for Loop LLC, Series A, 3.76%, 10/1/19(a)		100,000
125,000	Louisiana PFA for Christus Health, Sub-Series C-1, 3.60% - 4.01%, 7/1/31(a)		125,000
70,000	Louisiana PFA for College & University Equipment & Capital, Series A, 4.10%, 9/1/10(a)(b)		70,000
125,000	Louisiana PFA for Kenner Hotel Limited, 3.91%, 12/1/15(a)		125,000
125,000	Louisiana PFA for Tiger Athletic Foundation Project, 3.93%, 9/1/34(a)		125,000
100,000	Louisiana PFA Multifamily for River View, 3.94%, 4/1/36(a)		100,000
100,000	Louisiana PFA Multifamily for RMK, 4.00%, 6/15/31(a)		100,000
65,000	Louisiana State University A&M College Revenue, 4.05%, 7/1/30(a)(b)		65,000
120,000	Port of New Orleans Cold Storage Project, 4.12%, 11/1/22(a)		120,000
120,000	Port of New Orleans Steamboat Co Project, 3.63% - 4.01%, 6/1/30(a)		120,000
190,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 4.01%, 1/1/27(a)		190,000
100,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.99%, 7/1/21(a)		100,000
100,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 4.00%, 7/1/18(a)		100,000
			2,030,000

	PUERTO RICO - 7.9%
100,000	Puerto Rico Commonwealth Government Bank, 3.73%, 12/1/15(a)		100,000
100,000	Puerto Rico Highway & Transportation Authority, Series A, 3.90%, 7/1/28(a)		100,000
			200,000

	Total Investments (Cost* $2,230,000)	88.6%	2,230,000
	Other Assets less Liabilities	11.4	286,523
	Net Assets	100.0%	$2,516,523

RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 84.1%		Value

	MINNESOTA - 79.1%
$320,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 4.00%, 11/15/33(a)		$320,000
200,000	Brooklyn Center for Brookdale Corp II Project, 4.03%, 12/1/14(a)		200,000
245,000	Cohasset for Minnesota Power & Light Project, Series B, 3.96%, 6/1/13(a)		245,000
100,000	Mankato MHR for Highland Apartments, 4.03%, 5/1/27(a)		100,000
450,000	Minneapolis & St. Paul Metropolitan Airports Commission Revenue, Sub-Series B, 5.00%. 1/1/08		451,688
185,000	Minneapolis Health for Fairview Health Services, Series A, 3.93%, 11/15/32(a)		185,000
120,000	Minneapolis Health for Fairview Health Services, Series C, 3.93%, 11/15/26(a)		120,000
230,000	Minneapolis Revenue for People Serving People Project, 4.03%, 10/1/21(a)		230,000
285,000	Minnesota EFA for Carleton College, Series 6-D, 3.93%, 4/1/35(a)(b)		285,000
250,000	Minnesota EFA for Hamline University, Series 6-E3, 3.62%, 10/1/16(a)(b)		250,000
285,000	Minnesota EFA for St. Olaf College, Series 5-M1, 3.98%, 10/1/32(a)(b)		285,000
285,000	Minnesota EFA for University of St. Thomas, Series 5-C, 3.96%, 4/1/25(a)(b)		285,000
200,000	Minnesota EFA for William Mitchell College of Law, Series 5-S, 3.51%, 10/1/33(a)(b)		200,000
319,000	Minnesota HEFA for Residential Housing, Series C, 4.10%, 1/1/35(a)		319,000
100,000	New Ulm HRB for Health Center System, 3.70%, 8/1/14(a)		100,000
300,000	North Suburban Hospital District Minnanoka & Ramsey Counties HRB for Health Central Inc., 3.57%, 8/1/14(a)		300,000
130,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 3.90%, 12/1/15(a)		130,000
80,000	St. Louis Park Revenue for Catholic Finance Corp., 3.98%, 10/1/25(a)		80,000
210,000	St. Paul HDA for District Heating Revenue, 3.95%, 12/1/12(a)		210,000
100,000	St. Paul HDA for Public Radio Project, 3.98%, 6/16/10(a)		100,000
100,000	St. Paul HDA for Science Museum of Minnesota, Series A, 3.62%, 5/1/27(a)		100,000
335,000	St. Paul MFH for Highland Ridge Project, 4.00%, 10/1/33(a)		335,000
285,000	University of Minnesota, Series A, 3.47%, 1/1/34(a)(b)		285,000
			5,115,688

	PUERTO RICO - 5.0%
325,000	Puerto Rico Government Development Bank, 3.73%, 12/1/15(a)		325,000

	Total Investments (Cost* $5,440,688)	84.1%	5,440,688
	Other Assets less Liabilities	15.9	1,028,275
	Net Assets	100.0%	$6,468,963

Security Type Abbreviations

DAR -	Development Authority Revenue Bonds
EFA -	Education Facilities Authority
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
HDA -	Housing Development Authority
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
MBS -	Mortgage-Backed Security
MFH-	Multifamily Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PCR -	Pollution Control Revenue Bonds
PFA -	Public Facilities Authority
TAN -	Tax Anticipation Note

(a)          Variable rate securities.  The interest rates shown are, as reported on August 31, 2007, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)         Obligations of educational facilities.

Item 2.          Controls and Procedures

(a)         It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)        The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.          Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date     October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date     October 30, 2007

*  Print the name and title of each signing officer under his or her signature.